Share Capital, Premium and Other Reserves - Additional Information (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Sep. 29, 2016	Sep. 28, 2016 $ / shares	Oct. 31, 2020 $ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Mar. 31, 2021 $ / shares shares	Aug. 24, 2016 $ / shares shares
Disclosure Of Classes Of Share Capital [Line Items]
Date of incorporation				Aug. 24, 2016
Par value per share | $ / shares				$ 9.89					$ 0.001
Date of acquisition	Sep. 29, 2016
Description of how acquirer obtained control of acquiree				Board of Directors of the Company approved a stock split of the issued and outstanding A Ordinary and common shares of the Company on a 220 for 1 basis
Merger subdivision at the LMDX conversion factor				1.60806264
Percentage of principal amount of the acquisition notes convert						25.00%
Number of shares issued							212,718
Preferred Shares included in other reserves at an issue date fair value | $							$ 47,264
Warrants issued to purchase A Ordinary shares						2,284
Strike price of warrants per share | $ / shares						$ 1,459.89
A Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Authorized share capital									5,000,000
Percentage of principal amount of the acquisition notes convert		50.00%		25.00%
Conversion prices per share | $ / shares		$ 611.63
Number of shares issued						1,587	1,586
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Authorized share capital									5,000,000
Par value per share | $ / shares									$ 0.001
Convertible Note
Disclosure Of Classes Of Share Capital [Line Items]
Warrants issued to purchase A Ordinary shares					16,528
Conversion feature of notes included in other reserve | $						$ 17,065
Strike price of warrants per share | $ / shares					$ 1,793.38
Senior Secured Loans
Disclosure Of Classes Of Share Capital [Line Items]
Warrants issued to purchase A Ordinary shares			1,000
Exercise price of warrant issued | $ / shares								$ 10.00
Strike price of warrants per share | $ / shares			$ 4,644.96
Senior Secured Loans | Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Warrants issued to purchase of common stock								1,485,848
LumiraDx Holdings Limited
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of voting equity interests acquired	100.00%